STOCK OPTIONS AND RESTRICTED STOCK UNITS (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Jan. 06, 2020	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Jan. 13, 2022	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			16,100	3,200
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			5 years 4 months 17 days	5 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 14.40	$ 20.00
Share-based Payment Arrangement, Noncash Expense			$ 75,692	$ 24,327
Share based compensation arrangement by share based payment award options grants in period value			0
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount			$ 136,828
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 14.40
Option Repricing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	6,311
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 100.00	$ 20.00
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	54.00%
Stock or Unit Option Plan Expense				$ 6,304
Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			16,100
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights			six months after issuance and the balance 12 months after issuance
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 14.00
2016 Omnibus Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized							4,000
2016 Omnibus Equity Incentive Plan [Member] | Board Resolution and Amendment in 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						10,000
2016 Omnibus Equity Incentive Plan [Member] | Board Resolution and Amendment in 2017 [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					8,000,000
2016 Omnibus Equity Incentive Plan [Member] | Board Resolution and Amendment in 2017 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			1,000,000